Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 1,512	Royalties	BOSNIA AND HERZEGOVINA	snj:BA-SRP	Republic of Srpska [Member]	Mine Prijedor [Member]	Iron Ore [Member]	Open Pit
#: 2
	7,219	Royalties	BRAZIL		DNPM – National Department of Mineral Production [Member]		Iron Ore [Member]	Open Pit
#: 3
	1,040	Royalties	BRAZIL		State Finance Secretary (SEFAZ - MG) [Member]		Iron Ore [Member]	Open Pit
#: 4
	86,579	Taxes	CANADA	snj:CA-QC	Ministère des Finances du Québec [Member]		Iron Ore [Member]	Open Pit
#: 5
	(7,600)	Taxes	CANADA	snj:CA-QC	Ministere des Finances du Québec (Refund) [Member]		Iron Ore [Member]	Open Pit
#: 6
	118,318	Taxes	CANADA		Receveur général du Canada [Member]		Iron Ore [Member]	Open Pit
#: 7
	100	Taxes	CANADA	snj:CA-AB	Government of Alberta [Member]		Iron Ore [Member]	Open Pit
#: 8
	7,272	Royalties	CANADA		Innu Takuaikan Uashat Mak [Member]	Mines Canada ( Mont Wright - Fire Lake) [Member]	Iron Ore [Member]	Open Pit
#: 9
	2,721	Fees	CANADA	snj:CA-AB	Ministère des Finances du Québec [Member]	Mines Canada ( Mont Wright - Fire Lake) [Member]	Iron Ore [Member]	Open Pit
#: 10
	0	Fees	CANADA		University of Toronto [Member]	Mines Canada ( Mont Wright - Fire Lake) [Member]	Iron Ore [Member]	Open Pit
#: 11
	0	Fees	CANADA		Receveur général du Canada [Member]	Mines Canada ( Mont Wright - Fire Lake) [Member]	Iron Ore [Member]	Open Pit
#: 12
	168	Fees	CANADA		Ville de Fermont [Member]	Mines Canada ( Mont Wright - Fire Lake) [Member]	Iron Ore [Member]	Open Pit
#: 13
	198	Infrastructure	CANADA		Receveur général du Canada [Member]	Mines Canada ( Mont Wright - Fire Lake) [Member]	Iron Ore [Member]	Open Pit
#: 14
	1,244	Taxes	LIBERIA		Ministry of Finance /LRA [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 15
	19,853	Royalties	LIBERIA		Ministry of Finance /LRA [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 16
	2,400	Fees	LIBERIA		Ministry of Finance /LRA [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 17
	1,036	Fees	LIBERIA		Ministry of Mines [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 18
	964	Infrastructure	LIBERIA		Ministry of Public Works [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 19
	1,750	Fees	LIBERIA		Ministry of Finance and Development Planning [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 20
	450	Infrastructure	LIBERIA		Ministry of Finance and Development Planning [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 21
	10,457	Taxes	MEXICO		Internal Revenue Service (Secretaria de Hacienda) [Member]		Iron Ore [Member]	Open Pit
#: 22
	0	Taxes	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]		Iron Ore [Member]	Open Pit
#: 23
	1,922	Fees	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]	Faraon / FE [Member]	Iron Ore [Member]	Open Pit
#: 24
	1,020	Fees	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]	MS Oaxaca [Member]	Iron Ore [Member]	Open Pit
#: 25
	455	Fees	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]	Peña Colorada [Member]	Iron Ore [Member]	Open Pit
#: 26
	1,250	Fees	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]	Las Truchas [Member]	Iron Ore [Member]	Open Pit
#: 27
	444	Fees	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]	San Jose [Member]	Iron Ore [Member]	Open Pit
#: 28
	160	Taxes	UKRAINE		State Fiscal Service (State Budget) [Member]	AM Berislav limestone mine (Staroselskoe pit) [Member]	Limestone [Member]
#: 29
	33,080	Taxes	UKRAINE		State Fiscal Service (State Budget) [Member]	AMKR Open Pits (#2 Novokrivorozhskiy and #3 Valyavkinskiy deposit) [Member]	Iron Ore [Member]	Open Pit
#: 30
	99	Taxes	UKRAINE		State Fiscal Service (State Budget) [Member]	AMKR Underground Mine (Kirova Mine and Open pit Yuzhnyi) [Member]	Iron Ore [Member]	Underground Mining
#: 31
	14,569	Fees	UKRAINE	snj:UA-12	Municipality of Kryvyi Rih [Member]	AMKR Open Pits (#2 Novokrivorozhskiy and #3 Valyavkinskiy deposit) [Member]	Iron Ore [Member]
#: 32
	$ 768	Fees	UKRAINE	snj:UA-12	Municipality of Kryvyi Rih [Member]	AMKR Underground Mine (Kirova Mine and Open pit Yuzhnyi) [Member]	Iron Ore [Member]	Underground Mining